Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost of goods sold	¥ 16,981	$ 2,610	¥ 16,354	¥ 25,139
Selling expenses	11	2	20	22
Administrative expenses	25,885	3,978	26,819	19,354
Depreciation	¥ 42,877	$ 6,590	¥ 43,193	¥ 44,515